Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

32. EMPLOYEE BENEFIT PLANS

The Company maintains defined benefit pension plans for Telesat Canada employees (“Canadian Pension Plans”). In October 2013, the Company ceased to allow new employees to join certain defined benefit plans, except under certain circumstances, and commenced a defined contribution pension plan for new employees.

On completion of the Transaction, the Company also took over the defined benefit pension plans for certain former employees of Loral (“US Pension Plans”). Under the US Pension Plans, certain former Loral employees hired prior to July 1, 2006 contributed until November 18, 2021 in order to receive enhanced pension benefits.

Effective January 1, 2024, the Pension Plan for Employees of Telesat Canada and the Pension Plan for Designated Employees of Telesat Canada were merged into one plan, the Pension Plan for Employees of Telesat Canada, subject to final regulatory filings and approvals, which were outstanding as of December 31, 2024. The combined plan is closed entirely to new members with respect to the defined benefit provisions. The merged plan offers a defined contribution pension to certain pre-existing and all new employees of Telesat Canada and Telesat LEO Inc.

In addition to the pension plans, the Company provides certain health care and life insurance benefits for some of Telesat Canada’s retired employees and their dependents (“Canadian Other Post-employment Benefit Plans”). Participants are eligible for these benefits generally when they retire from active service and meet the eligibility requirements for the pension plan. These benefits are funded primarily on a pay-as-you-go basis, with the retiree generally paying a portion of the cost through contributions, deductibles and coinsurance provisions. In November 2024, the Canadian Other Post-Employment Benefit Plans was no longer provided to newly hired employees.

The Company also provides medical coverage for certain of its retired employees and dependents including certain retired Loral employees (“US Other Post-employment Benefit Plans”). Under the US Other Post-employment Benefit Plans, an annual subsidy is provided to cover for medical benefits to the retired employees and their dependents. For the Loral retired employees, the coverage ends when the retiree reaches age 65.

The Company’s funding policy is to make contributions to its defined benefit pension funds based on actuarial cost methods as permitted and required by pension regulatory bodies. Contributions reflect actuarial assumptions concerning future investment returns, salary projections and future service benefits. Plan assets are represented primarily by equity securities, fixed income instruments and short-term investments.

The defined benefit plans typically expose the Company to actuarial risks such as investment risk, interest rate risk, longevity risk and salary risk. Investment risk is managed by specifying allowable investment types, setting diversification strategies and determining target asset allocations. The investment objectives of the fund are to optimize the return on investments, taking into account the risks associated with the securities for the protection of the pension benefits of the members of the plan.

As part of the risk management process, for Canadian Plans, the Investment Committee establishes a Statement of Investment Policies and Procedures which includes a diversification strategy and processes to manage foreign currency, credit and other risks. Given the long-term nature of plan liabilities, it is considered appropriate to invest a reasonable portion of the plan assets in equity securities and thus ensure higher return. The Statement of Investment Policies and Procedures is reviewed on an annual basis by the Management Level Pension Fund Investment Committee with approval of the policy being provided by the Audit Committee.

As regards the US Pension Plans, the funding policy is to fund the qualified pension plan in accordance with the Internal Revenue Code and regulations thereon. Plan assets are generally invested in equity, fixed income and other investments. The expected long-term rate of return on pension plan assets is selected by taking into account the expected duration of the plan’s projected benefit obligation, asset mix and the fact that its assets are actively managed to mitigate risk.

A decrease in interest rate will increase the plan liability. However, it will be partially offset by an increase in the return on fixed income instruments. The present value of the plan liabilities is calculated by reference to the best estimates of the mortality and the future salaries of plan participants. Accordingly, an increase in life expectancy or salary will increase the plan liability.

Assets-liability matching strategies are geared towards maintaining an appropriate asset mix to ensure that liquid assets are available to discharge the liabilities as and when they become due. Any potential liquidity issue arising from mismatching of plan assets and benefit obligations is compensated by a broadly diversified investment portfolio, including cash and short-term investments, and cash flows from dividends and interest.

For Canadian Pension Plans, the pension expense for 2024 was determined based on membership data as at December 31, 2023. The accrued benefit obligation as at December 31, 2024 was determined based on the membership data as at December 31, 2023, and extrapolated one year based on December 31, 2024 assumptions. For US Pension Plans, the pension expense for 2024 was determined based on membership data as at December 31, 2023. The accrued benefit obligation as at December 31, 2024 was determined based on the membership data as at December 31, 2023, and extrapolated one year based on December 31, 2024 assumptions.

For Canadian Post-employment Benefit Plans, the expense for 2024 was based on membership and eligibility data as at December 31, 2024 and the accrued benefit obligations as at December 31, 2024 was based on membership data as at December 31, 2024. The accrued benefit obligation for US Post-employment Benefit Plans as at December 31, 2024, related to certain retired Loral employees, was determined based on membership data as at December 31, 2023. For other US Post-employment Benefit Plans, the accrued benefit obligation as at December 31, 2024 was determined based on membership data as at January 1, 2024 and extrapolated, based on December 31, 2024 assumptions.

The most recent valuation of the pension plans for funding purposes was as of January 1, 2024. Valuations will be performed for the pension plans as of January 1, 2025.

The expenses included on the consolidated statements of income (loss) and the consolidated statements of comprehensive income (loss) were as follows:

For the year ended December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$4,349	$712	$5,061	$587	$—	$587
Interest expense (income)	$(1,682)	$405	$(1,277)	$939	$188	$1,127
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(19,966)	$(3,926)	$(23,892)	$1,554	$(290)	$1,264
For the year ended December 31, 2023	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$4,524	$684	$5,208	$466	$—	$466
Interest expense	$(2,294)	$567	$(1,727)	$927	$193	$1,120
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$4,753	$(1,224)	$3,529	$1,364	$157	$1,521
For the year ended December 31, 2022	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$6,337	$540	$6,877	$710	$—	$710
Interest expense	$(799)	$533	$(266)	$731	$123	$854
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(19,560)	$(7,348)	$(26,908)	$(5,346)	$(1,028)	$(6,374)

The Company made contributions of $3.8 million for various defined contribution arrangements during the year ended December 31, 2024 (December 31, 2023 — $3.1 million).

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at December 31,	2024	2023
Included in other long-term liabilities
Pension benefits	$44,533	$47,646
Other post-employment benefits	25,941	23,719
Accrued benefit liabilities	$70,474	$71,365
Included in other long-term assets
Pension benefits	$99,554	$79,637

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$314,844	$60,161	$375,005	$—	$—	$—
Fair value of plan assets	(374,424)	(57,168)	(431,592)	—	—	—
	(59,580)	2,993	(56,587)	—	—	—
Present value of unfunded obligations	1,566	—	1,566	22,395	3,546	25,941
(Pension benefits) accrued benefit liabilities	$(58,014)	$2,993	$(55,021)	$22,395	$3,546	$25,941
As at December 31, 2023	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$306,251	$58,546	$364,797	$—	$—	$—
Fair value of plan assets	(348,170)	(49,913)	(398,083)	—	—	—
	(41,919)	8,633	(33,286)	—	—	—
Present value of unfunded obligations	1,295	—	1,295	19,999	3,720	23,719
(Pension benefits) accrued benefit liabilities	$(40,624)	$8,633	$(31,991)	$19,999	$3,720	$23,719

The changes in the benefit obligations and in the fair value of plan assets were as follows:

As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2024	$307,546	$58,546	$366,092	$19,999	$3,720	$23,719
Current service cost	3,890	712	4,602	587	—	587
Interest expense	14,185	2,987	17,172	939	188	1,127
Remeasurements
Actuarial gains arising from plan experience	3,253	(513)	2,740	—	(177)	(177)
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	—	(3,024)	(3,024)	1,554	(113)	1,441
Benefits paid	(13,215)	(3,567)	(16,782)	(684)	(378)	(1,062)
Contributions by plan participants	862	—	862	—	—	—
Foreign exchange & other	(111)	5,020	4,909	—	306	306
Benefit obligation, December 31, 2024	316,410	60,161	376,571	22,395	3,546	25,941
Change in fair value of plan assets
Fair value of plan assets, January 1, 2024	(348,170)	(49,913)	(398,083)	—	—	—
Contributions by plan participants	(862)	—	(862)	—	—	—
Contributions by employer	(1,364)	(3,462)	(4,826)	(684)	(378)	(463)
Transfer to other plans	1,384	—	1,384	—	—	—
Interest income	(15,867)	(2,582)	(18,449)	—	—	—
Benefits paid	13,215	3,567	16,782	684	378	463
As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Remeasurements
Return on plan assets, excluding interest income	(23,219)	(389)	(23,608)	—	—	—
Administrative costs	459	—	459	—	—	—
Foreign exchange & other	—	(4,389)	(4,389)	—	—	—
Fair value of plan assets, December 31, 2024	(374,424)	(57,168)	(431,592)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2024	$(58,014)	$2,993	$(55,021)	$22,395	$3,546	$25,941
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2023	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2023	$276,757	$58,835	$335,592	$17,888	$3,857	$21,745
Current service cost	4,013	684	4,697	466	—	466
Interest expense	14,172	3,010	17,182	927	193	1,120
Remeasurements
Actuarial gains arising from plan experience	6,341	(353)	5,988	—	122	122
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	18,911	1,182	20,093	1,364	35	1,399
Benefits paid	(13,768)	(3,457)	(17,225)	(646)	(403)	(1,049)
Contributions by plan participants	928	—	928	—	—	—
Foreign exchange & other	192	(1,355)	(1,163)	—	(84)	(84)
Benefit obligation, December 31, 2023	307,546	58,546	366,092	19,999	3,720	23,719
Change in fair value of plan assets
Fair value of plan assets, January 1, 2023	(324,069)	(47,718)	(371,787)	—	—	—
Contributions by plan participants	(928)	—	(928)	—	—	—
Contributions by employer (net of transfer to other plans)	(487)	(2,275)	(2,762)	(646)	(403)	(1,049)
Interest income	(16,466)	(2,443)	(18,909)	—	—	—
Benefits paid	13,768	3,457	17,225	646	403	1,049
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2023	Canadian	US	Total	Canadian	US	Total
Remeasurements
Return on plan assets, excluding interest income	(20,499)	(2,053)	(22,552)	—	—	—
Administrative costs	511	—	511	—	—	—
Foreign exchange & other	—	1,119	1,119	—	—	—
Fair value of plan assets, December 31, 2023	(348,170)	(49,913)	(398,083)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2023	$(40,624)	$8,633	$(31,991)	$19,999	$3,720	$23,719

For the Canadian Pension Plans, the weighted average duration of the defined benefit obligation and weighted average duration of the current service cost as at December 31, 2024 are 13 years and 18 years, respectively. For the Canadian Other Post-employment Benefit Plans, the weighted average duration of the defined benefit obligation and weighted average duration of the current service cost as at December 31, 2024 are 14 years and 28 years, respectively. For the US Pension Plans, the weighted average duration of the defined benefit obligation as at December 31, 2024 is 10 years.

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2034 are as follows:

	Pension Plans	Other Post- employment Benefit Plans
2025	$19,925	$1,353
2026	$21,098	$1,401
2027	$22,016	$1,447
2028	$22,849	$1,490
2029	$23,526	$1,567
2030 to 2034	$123,778	$8,468

Benefit payments include obligations to 2034 only as obligations beyond this date are not quantifiable.

The fair value of the plan assets were allocated as follows between the various types of investments:

Canadian Pension Plans

As at December 31,	2024	2023
Equity securities
Canada	13.3%	22.0%
United States	7.9%	13.8%
International (other than United States)	7.5%	13.6%
Emerging markets	2.8%	4.7%
Fixed income instruments
Canada	68.0%	43.8%
Cash and cash equivalents	0.5%	2.1%

US Pension Plans

As at December 31,	2024	2023
Equity securities
United States	31.2%	25.9%
Canada	1.0%	1.0%
International	17.2%	18.7%
Fixed income instruments
United States	28.7%	27.4%
Canada	0.1%	0.1%
International	3.2%	5.2%
Other investments
United States	13.4%	14.2%
Canada	0.3%	0.4%
International	4.9%	7.1%

Plan assets are valued at the measurement date of December 31 each year.

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

Pension plans

	Canadian		US
As at December 31,	2024	2023	2024	2023
Actuarial benefit obligation
Discount rate	4.65%	5.15%	5.60%	5.10%
Benefit costs for the year ended
Discount rate	4.65%	5.20%	5.10%	5.30%
Future salary growth	2.50%	2.50%	N/A	N/A

Other Post-employment Benefit Plans

As at December 31,	Canadian		US
	2024	2023	2024	2023
Benefit costs for the year ended
Discount rate	4.65%	5.20%	5.60%	5.30%
Health care cost trend rate	6.04%	4.04% to 6.04%	N/A	N/A
Other medical trend rates	4.00% to 5.11%	4.00% to 5.11%	N/A	N/A

For certain Canadian Post-retirement Plans the above trend rates are applicable for 2024 to 2026 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.

Sensitivity of assumptions

The calculation of the defined benefit obligation is sensitive to the assumptions set out above. The following table summarizes how the impact on the defined benefit obligation as at December 31, 2024 and 2023 would have increased or decreased as a result of the change in the respective assumptions by one percent.

Pension plans

As at December 31, 2024	Canadian		US
	1% increase	1% decrease	1% increase		1% decrease
Discount rate	$(34,758)	$42,597		$(5,288)		$6,238
Future salary growth	$(3,988)	$4,466	$	N/A	$	N/A
As at December 31, 2023	Canadian		US
	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(35,279)	$40,962	$(5,472)	$6,504
Future salary growth	$3,676	$(5,305)	N/A	N/A

Other Post-employment Benefit Plans

	Canadian		US
As at December 31, 2024	1% increase	1% decrease	1% increase		1% decrease
Discount rate	$(2,714)	$3,360		$(227)		$256
Medical and dental trend rates	$2,074	$(1,755)	$	N/A	$	N/A
	Canadian		US
As at December 31, 2023	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,300)	$2,842	$(241)	$273
Medical and dental trend rates	$476	$(456)	N/A	N/A

The above sensitivities are hypothetical and should be used with caution. Changes in amounts based on a one percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities.

The Company expects to make contributions of $1.4 million to the Canadian defined benefit plans, $1.2 million to the U.S. defined benefit plans and $2.1 million to the defined contribution plan during the next fiscal year.